Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 15, 2014
Intangible assets other than goodwill
Amortization expense	$ 3,543	$ 3,523	$ 3,823
Payments made during the period to acquire intangible assets	$ 0	$ 0	6,800
Two Companies
Intangible assets other than goodwill
Acquisition cost					$ 17,000
Payments To Acquire Businesses Gross			$ 6,800	$ 10,200